Stock-Based Compensation Plans - Summary of Information Related to Cenovus's Stock-Based Compensation Plans (Detail) shares in Thousands	9 Months Ended
Sep. 30, 2025 shares $ / shares
Stock Options With Associated Net Settlement Rights
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of share options, outstanding (in shares)	11,171
Number of share options, exercisable (in shares)	5,190
Number of share options, granted (in shares)	4,384
Number of shares issued for stock options exercised (in shares)	1,080
Number of share units, vested and exercised/paid out (in shares)	752
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement (in CAD per share) | $ / shares	$ 12.14
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement, settled for common shares (in CAD per share) | $ / shares	$ 9.48
Number of other equity instruments exercised or vested in share-based payment arrangement, settled for common shares (in shares)	328
Cenovus Replacement Stock Options
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of share options, granted (in shares)	0
Number of shares issued for stock options exercised (in shares)	329
Number of share units, vested and exercised/paid out (in shares)	317
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement (in CAD per share) | $ / shares	$ 3.54
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement, settled for common shares (in CAD per share) | $ / shares	$ 3.54
Number of other equity instruments exercised or vested in share-based payment arrangement, settled for common shares (in shares)	12
Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of share units, outstanding (in shares)	7,542
Number of share units, exercisable (in shares)	0
Number of share units, granted (in shares)	3,357
Number of share units, vested and exercised/paid out (in shares)	2,303
Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of share units, outstanding (in shares)	10,052
Number of share units, exercisable (in shares)	0
Number of share units, granted (in shares)	4,353
Number of share units, vested and exercised/paid out (in shares)	1,955
Deferred Share Units
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of share units, outstanding (in shares)	2,006
Number of share units, exercisable (in shares)	2,006
Number of share units, granted (in shares)	358
Number of share units, vested and exercised/paid out (in shares)	169